Long-Term Debt - Euro-denominated term loans- Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) vessel subsidiary term_loan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€) vessel subsidiary term_loan	Dec. 31, 2019 EUR (€)
Debt Instrument [Line Items]
Number of term loans	5			5
Aggregate principal amount | $	$ 1,481,936	$ 1,842,546
Foreign currency exchange (loss) gain (notes 10 and 13) | $	$ (21,356)	(9,640)	$ 1,371
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of term loans	2			2
Aggregate principal amount	$ 152,700	$ 165,376		€ 125.0	€ 147.5
Euro-denominated Term Loans | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	2			2
Euro-denominated Term Loans | Financial Guarantee
Debt Instrument [Line Items]
Number of subsidiaries | subsidiary	1			1
Euro-denominated Term Loans | EURIBOR
Debt Instrument [Line Items]
Number of term loans	1			1
Euro-denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.95%